OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES	Other receivables consisted of the following:
	As of December 31, 2021	As of December 31, 2020
Interest receivable	$750	$-
Others	54,990	105,149
Total	$55,740	$105,149